Intangible assets, net	12 Months Ended
Dec. 31, 2014
Intangible assets, net [Abstract]
Intangible assets, net
12.	Intangible assets, net

The following table summarizes the Group's intangible assets:

	December 31
	2013	2014
	RMB	RMB

Gross carrying amount
Software	5,477	17,304
Technology	17,121	17,145
Domain names	17,286	24,686
Brand names	-	94,120
Operating rights for licensed games	-	11,721
Others	-	18,300

Total of gross carrying amount	39,884	183,276

Less: accumulated amortization
Software	(3,209)	(5,944)
Technology	(4,054)	(6,035)
Domain names	(2,944)	(4,278)
Brand names	-	(1,728)
Operating rights for licensed games	-	(4,249)
Others	-	(774)

Total accumulated amortization	(10,207)	(23,008)

Less: impairment
Software	(550)	(6,234)

Intangible assets, net	29,127	154,034

For the year ended December 31, 2014, the Group recognized impairment of intangible assets of RMB5,697, which was made against the carrying amount of the technology acquired in a business combination in 2012. The Group ceased to use this technology in its business in 2014 and believed the technology cannot bring future economic benefits to the Group. As a result, an impairment loss equal to the carrying amount of the technology was recognized.

Amortization expense for the years ended December 31, 2012, 2013 and 2014 were RMB3,369, RMB4,707 and RMB12,598, respectively.

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of intangible assets

2015	31,190
2016	19,874
2017	17,105
2018	14,544
2019	12,844

The weighted average amortization periods of intangible assets as of December 31, 2013 and 2014 are as below:

December 31,
	2013	2014

Domain names	15 years	15 years
Technology	5 years	5 years
Software	3 years	4 years
Brand names	-	11 years
Operating rights for licensed games	-	2 years
Others	-	4 years